Financial Risk Management And Fair Values Of Financial Instruments - Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized (Detail) - Financial instruments at fair value through other comprehensive income [member] - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	$ 2,231	$ 6,866
Unfavorable Changes In Fair Value	2,152	6,922
Discount for lack of marketability [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	1,453	3,990
Unfavorable Changes In Fair Value	1,413	4,039
Foreign unlisted stocks [member] | Price to book ratio multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	30
Unfavorable Changes In Fair Value	30
Foreign unlisted stocks [member] | Enter prise value EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	748	2,876
Unfavorable Changes In Fair Value	$ 709	$ 2,883